Stockholders' Equity (Details Narrative) (10-K) - USD ($)						12 Months Ended
	Jan. 29, 2018	Oct. 26, 2017	Jul. 31, 2017	Jul. 13, 2017	Jun. 27, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Mar. 14, 2018	Jul. 07, 2017	Dec. 31, 2015
Common stock, shares authorized						500,000,000	100,000,000	1,000,000,000	1,000,000,000	500,000,000
Common stock par value						$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized						50,000,000	100,000,000	50,000,000		50,000,000
Preferred stock par value						$ 0.00001	$ 0.00001	$ 0.00001
Capital stock authorized									1,050,000,000	550,000,000
Conversion of shares description						The “Conversion Ratio” per share of the Series A Preferred Stock in connection with any Conversion shall be at a ratio of 1:20, meaning every (1) one Preferred A share shall convert into 20 shares of Common Stock of the Company (the “Conversion”).
Preferred stock voting rights						Each issued and outstanding shares of Series C Preferred Stock shall be entitled to One Billion (1,000,000,000) votes at each meeting of shareholders of the Company
Preferred stock, shares issued						5,000,000	0	0
Preferred stock, shares outstanding						5,000,000	0	0
Common stock, shares outstanding						82,200,000	50,000,000	82,962,338
Exchange shares of stock issued					50,000,000
Common stock issued for services						$ 474,000
Common stock, shares issued						82,200,000	50,000,000	82,962,338
Vendor Shareholder [Member]
Return shares of common stock to treasury for cancellation				3,000,000
Share Exchange Agreement [Member] | 12HK Shareholders [Member]
Number of common stock issued during period					50,000,000
Series A Preferred Stock [Member]
Preferred stock par value						$ 0.00001		$ 0.00001
Preferred stock, shares issued						5,000,000		5,000,000
Preferred stock, shares outstanding						5,000,000		5,000,000
Series A Preferred Stock [Member] | Share Exchange Agreement [Member]
Number of cancelled shares			500,000
Exchange shares of stock issued			500,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock par value						$ 0.00001		$ 0.00001
Stock issued for acquisition, shares
Number of cancelled shares
Preferred stock, shares issued						0		266,000
Preferred stock, shares outstanding						0		266,000
Common stock issued for services, shares
Common stock issued for services
Series C Preferred Stock [Member]
Preferred stock, shares authorized						2
Preferred stock par value						$ 0.00001
Preferred stock, shares issued
Preferred stock, shares outstanding
Series D Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock par value						$ 0.00001
Preferred stock, shares issued
Preferred stock, shares outstanding
12 Hong Kong Limited [Member]
Common stock, shares outstanding											25,000,000
Number of common stock in settlement of stockholders, shares							25,000,000
Number of common stock in settlement of stockholders							$ 256,000
Exchange shares of stock issued					50,000,000
12 Hong Kong Limited [Member] | Series A Preferred Stock [Member]
Stock issued for acquisition, shares						5,000,000
Acquisition percentage						100.00%
12 Japan Limited [Member]
Stock issued for acquisition, shares						5,000,000
Number of cancelled shares						5,000,000
12 Japan Limited [Member] | Share Exchange Agreement [Member]
Stock issued for acquisition, shares			101,000
12 Japan Limited [Member] | Series A Preferred Stock [Member]
Stock issued for acquisition, shares						500,000
Acquisition percentage						100.00%
Number of cancelled shares						500,000
12 Europe AG [Member]
Stock issued for acquisition, shares						3,807,976
12 Europe AG [Member] | Share Exchange Agreement [Member]
Stock issued for acquisition, shares		1,000
March 14, 2018 [Member]
Common stock, shares authorized						1,000,000,000
Capital stock authorized						1,050,000,000
Board of Directors [Member]
Number of common stock issued during period	50,000,000
Board of Directors [Member] | January 29, 2018 [Member]
Number of common stock issued during period						50,000,000
Unrelated Parties [Member]
Common stock issued for services, shares						2,700,000
Common stock issued for services						$ 474,000